BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) shares
BEPC exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	144,921,168
Share exchanges (in shares)	(35,561)
Remeasurement of liability (in shares)	0
Ending balance (in shares)	144,885,607
Class A.2 exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	34,719,683
Share exchanges (in shares)	0
Remeasurement of liability (in shares)	0
Ending balance (in shares)	34,719,683
BRHC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	110
Share exchanges (in shares)	0
Remeasurement of liability (in shares)	0
Ending balance (in shares)	110
BRHC class C shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	194,460,874
Share exchanges (in shares)	0
Remeasurement of liability (in shares)	0
Ending balance (in shares)	194,460,874
Shares classified as financial liability ($ millions)
Reconciliation of number of shares outstanding [abstract]
Beginning balance | $	$ 8,600
Share exchanges | $	0
Remeasurement of liability | $	1,053
Ending balance | $	$ 9,653